Income Tax Expense (Tables)	6 Months Ended
Jun. 30, 2018
Major components of tax expense (income) [Abstract]
Details of income tax expenses

(1)	Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the six months ended June 30
	2018	2017
Current tax expense
Current tax expense in respect of the current period	231,393	284,030
Adjustments recognized in the current period in relation to the current tax of prior periods	(3,632)	(4,919)

Subtotal	227,761	279,111

Deferred tax expense
Deferred tax assets (liabilities) relating to the origination and reversal of temporary differences	182,515	13,889
Deferred tax charged directly to equity	(378)	27,933
Others (tax effect charged directly to equity due to the adoption of IFRS 9)	75,318	—

Subtotal	257,455	41,822

Income tax expense	485,216	320,933

Relationship between net income loss before income tax expense and Income tax expense benefit

(2)	Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the six months ended June 30
	2018	2017
Net income before income tax expense	1,801,532	1,429,948
Tax calculated at statutory tax rate (*)	490,240	345,585
Adjustments
Effect of income that is exempt from taxation	(19,695)	(32,683)
Effect of expense not deductible in determining taxable profit	9,395	9,624
Adjustments recognized in the current period in relation to the current tax of prior periods	(3,632)	(4,919)
Others	8,908	3,326

Subtotal	(5,024)	(24,652)

Income tax expense	485,216	320,933

Effective tax rate	26.9%	22.4%

(*)

The applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

Changes in Deferred tax assets and liabilities

(3)	Details of accumulated deferred tax charged directly to equity are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Net gain on valuation of financial assets at FVTOCI	18,568	—
Loss on valuation of AFS securities	—	(114,169)
Share of other comprehensive gain (loss) of joint ventures and associates	378	(954)
Foreign currency translation of foreign operations	6,852	15,855
Remeasurements of the net defined benefit liability	78,685	56,317
Gain (loss) on cash flow hedge	1,735	(248)

Total	106,218	(43,199)